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                                              Rule 497(d)
                                              Reg. No. 333-59918



                              National Equity Trust
                          Low Five Portfolio Series 39

                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.